CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 4,157,614	$ 673,242
Other prepaid expenses and current assets, allowance for doubtful accounts	144,903	48,067
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	94,566,617	93,904,748
Ordinary shares, shares outstanding	89,938,784	89,276,915
Treasury stock, shares	4,627,833	4,627,833
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 3,035,891	$ 313,213